Investments - Mortgage Loan Credit Monitoring (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Vintage year, Mortgage loans
Mortgage loans, Total amortized cost	$ 19,746.0	$ 19,522.0	$ 19,802.9
Reinsurance recoverable and deposit receivable	23,375.0	24,427.9	21,445.0
Accrued interest receivable	636.4	616.0	575.8
Commercial mortgage loans
Vintage year, Mortgage loans
2024	649.9	1,060.6
2023	1,249.4	1,713.7	1,471.7
2022	1,663.9	2,614.5	2,595.3
2021	2,461.8	1,739.1	1,903.5
2020	1,712.1	2,349.7	2,568.8
2019			2,370.6
Prior	8,663.2	6,622.6	5,333.5
Mortgage loans, Total amortized cost	16,400.3	16,100.2	16,243.4
Accrued interest receivable	63.5	57.1	55.9
Commercial mortgage loans | A- and above
Vintage year, Mortgage loans
2024	547.3	667.4
2023	815.7	1,214.8	995.9
2022	1,219.2	2,271.5	2,182.5
2021	2,182.3	1,535.8	1,753.8
2020	1,508.8	1,921.0	2,177.2
2019			2,130.8
Prior	6,996.6	5,447.2	4,555.1
Mortgage loans, Total amortized cost	13,269.9	13,057.7	13,795.3
Commercial mortgage loans | BBB+ thru BBB-
Vintage year, Mortgage loans
2024	85.9	282.6
2023	307.0	356.8	371.8
2022	293.2	343.0	412.8
2021	235.4	203.3	149.7
2020	163.0	309.9	391.6
2019			222.6
Prior	1,059.5	886.9	676.4
Mortgage loans, Total amortized cost	2,144.0	2,382.5	2,224.9
Commercial mortgage loans | BB+ thru BB-
Vintage year, Mortgage loans
2024	16.7	110.6
2023	126.7	142.1	104.0
2022	151.5
2021	44.1
2020	40.3	35.3
2019			8.9
Prior	239.5	234.6	66.5
Mortgage loans, Total amortized cost	618.8	522.6	179.4
Commercial mortgage loans | B+ and below
Vintage year, Mortgage loans
2020		83.5
2019			8.3
Prior	367.6	53.9	35.5
Mortgage loans, Total amortized cost	367.6	137.4	43.8
Residential mortgage loans
Vintage year, Mortgage loans
2024	88.4	456.3
2023	402.1	1,025.5	1,109.4
2022	984.9	1,276.5	1,673.8
2021	1,231.8	150.4	366.3
2020	140.1	88.6	100.2
2019			51.8
Prior	314.9	255.9	258.0
Mortgage loans, Total amortized cost	3,162.2	3,253.2	3,559.5
Accrued interest receivable	10.2	10.3	9.8
Residential mortgage loans | Performing
Vintage year, Mortgage loans
2024	88.4	456.3
2023	400.9	1,023.4	1,101.4
2022	980.3	1,272.5	1,669.1
2021	1,227.9	150.4	364.5
2020	138.9	86.8	99.2
2019			51.2
Prior	311.0	253.6	253.6
Mortgage loans, Total amortized cost	3,147.4	3,243.0	3,539.0
Residential mortgage loans | Non-performing
Vintage year, Mortgage loans
2023	1.2	2.1	8.0
2022	4.6	4.0	4.7
2021	3.9		1.8
2020	1.2	1.8	1.0
2019			0.6
Prior	3.9	2.3	4.4
Mortgage loans, Total amortized cost	$ 14.8	$ 10.2	20.5
Mortgage loans, delinquent to be considered non-performing (in days)	90 days	90 days
Other loans
Vintage year, Mortgage loans
2024	$ 84.6	$ 168.5
2023	98.8
Prior	0.1	0.1
Mortgage loans, Total amortized cost	183.5	168.6
Accrued interest receivable	1.5	1.6	$ 0.0
Other loans | Performing
Vintage year, Mortgage loans
2024	84.5	168.5
2023	98.8
Mortgage loans, Total amortized cost	183.3	168.5
Other loans | Non-performing
Vintage year, Mortgage loans
2024	0.1
Prior	0.1	0.1
Mortgage loans, Total amortized cost	$ 0.2	$ 0.1